Unaudited Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Common shares	Additional paid in capital	Contributed surplus	Retained earnings	Non-controlling Interests
Outstanding shares at beginning of period (in shares) at Dec. 31, 2024		43,900,000
Equity at beginning of period at Dec. 31, 2024	$ 154.7	$ 43.9	$ 14.4	$ 76.8	$ 19.6	$ 0.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares (in shares)		2,650,000
Issuance of common shares	15.1	$ 2.7	12.4
Equity issuance costs	(0.3)		(0.3)
Share based compensation	0.1		0.1
Cash distributions to shareholders	(0.7)			(0.7)
Net income (loss)	(6.4)				(6.4)
Outstanding shares at end of period (in shares) at Mar. 31, 2025		46,550,000
Equity at end of period at Mar. 31, 2025	162.5	$ 46.6	26.6	76.1	13.2	0.0
Outstanding shares at beginning of period (in shares) at Dec. 31, 2024		43,900,000
Equity at beginning of period at Dec. 31, 2024	154.7	$ 43.9	14.4	76.8	19.6	0.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(5.3)
Outstanding shares at end of period (in shares) at Jun. 30, 2025		46,550,000
Equity at end of period at Jun. 30, 2025	159.3	$ 46.6	26.7	71.7	14.3	0.0
Outstanding shares at beginning of period (in shares) at Mar. 31, 2025		46,550,000
Equity at beginning of period at Mar. 31, 2025	162.5	$ 46.6	26.6	76.1	13.2	0.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share based compensation	0.1		0.1
Cash distributions to shareholders	(4.4)			(4.4)
Net income (loss)	1.1				1.1
Outstanding shares at end of period (in shares) at Jun. 30, 2025		46,550,000
Equity at end of period at Jun. 30, 2025	$ 159.3	$ 46.6	26.7	71.7	14.3	0.0
Outstanding shares at beginning of period (in shares) at Dec. 31, 2025	46,650,000	46,650,000
Equity at beginning of period at Dec. 31, 2025	$ 161.7	$ 46.7	27.4	50.3	37.3	0.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares (in shares)		100,000
Issuance of common shares	0.7	$ 0.1	0.6
Share based compensation	0.1		0.1
Cash distributions to shareholders	(11.7)			(11.7)
Net income (loss)	5.0				5.0
Outstanding shares at end of period (in shares) at Mar. 31, 2026		46,750,000
Equity at end of period at Mar. 31, 2026	$ 155.8	$ 46.8	28.1	38.6	42.3	0.0
Outstanding shares at beginning of period (in shares) at Dec. 31, 2025	46,650,000	46,650,000
Equity at beginning of period at Dec. 31, 2025	$ 161.7	$ 46.7	27.4	50.3	37.3	0.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 29.6
Outstanding shares at end of period (in shares) at Jun. 30, 2026	47,145,000	47,145,000
Equity at end of period at Jun. 30, 2026	$ 163.2	$ 47.2	30.3	18.4	66.9	0.4
Outstanding shares at beginning of period (in shares) at Mar. 31, 2026		46,750,000
Equity at beginning of period at Mar. 31, 2026	155.8	$ 46.8	28.1	38.6	42.3	0.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares (in shares)		395,000
Issuance of common shares	2.6	$ 0.4	2.2
Non-controlling interests on subsidiary acquired	0.4
Share based compensation	0.0
Cash distributions to shareholders	(20.2)			(20.2)
Net income (loss)	$ 24.6
Outstanding shares at end of period (in shares) at Jun. 30, 2026	47,145,000	47,145,000
Equity at end of period at Jun. 30, 2026	$ 163.2	$ 47.2	$ 30.3	$ 18.4	$ 66.9	$ 0.4